Long-Term Debt (Tables)	12 Months Ended
Sep. 30, 2013
Debt Disclosure [Abstract]
Interest Payable

	September 30,
	2013	2012
	(In thousands)
Secured Notes	13,741	13,470
Unsecured Notes	$4,017	$4,188

Total	$17,758	$17,658

Principal Repayments

As of September 30, 2013, Alion must make the following principal repayments (face value) for its outstanding debt.

	2014	2015	Total
Secured Notes and PIK Interest (1)	$—	$339,788	$339,788
Unsecured Notes (2)	—	235,000	235,000

Total Principal Payments	$—	$574,788	$574,788

1.	The Secured Notes due November 2014 include $310 million of debt issued in March 2010 and an estimated $29.8 million in PIK interest added to principal over the life of the notes. As of September 30, 2013, the $322.3 million carrying value on the face of the balance sheet included $310 million in principal, $19.8 million in PIK notes issued; $2.7 million in accrued PIK interest and is net of $10.3 million in aggregate unamortized debt issue costs. Initial debt issue costs consist of $7.7 million in original issue discount, $13.5 million in third-party costs and $20.8 million for the Secured Note warrants’ initial fair value.
2.	As of September 30, 2013, the Unsecured Notes due February 2015 include $235 million in principal and $1.2 million in unamortized debt issue costs (initially $7.1 million). The Company repurchased $10 million in Unsecured Notes in 2013 and $5 million in Unsecured Notes in 2011.